UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)   (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Fund

Schedule of Investments
(Unaudited)

As of December 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 75.42%

Consumer Discretionary - 19.59%
*	Amazon.com, Inc.	1,100	$1,286,417
*	Chipotle Mexican Grill, Inc.	4,100	1,185,023
	Dunkin' Brands Group, Inc.	10,000	644,700
	Office Depot, Inc.	125,000	442,500
†	Starbucks Corp.	36,700	2,107,681
†	The Walt Disney Co.	10,000	1,075,100
			6,741,421
Consumer Staples - 13.51%
µ	Anheuser-Busch InBev SA NV	10,000	1,115,600
†	Mondelez International, Inc.	26,000	1,112,800
	The Hershey Co.	9,600	1,089,696
	The JM Smucker Co.	10,700	1,329,368
			4,647,464
Energy - 3.10%
*	Transocean Ltd.	100,000	1,068,000
			1,068,000
Financials - 6.68%
†	Bank of America Corp.	30,000	885,600
	The Western Union Co.	74,400	1,414,344
			2,299,944
Health Care - 15.56%
	Amgen, Inc.	6,600	1,147,740
	Eli Lilly & Co.	12,200	1,030,412
*	Laboratory Corp of America Holdings	6,000	957,060
	Medtronic PLC	14,000	1,130,500
	Pfizer, Inc.	30,000	1,086,600
			5,352,312
Industrials - 6.69%
	Emerson Electric Co.	18,000	1,254,420
†	General Electric Co.	60,000	1,047,000
			2,301,420
Information Technology - 7.14%
	Apple, Inc.	8,000	1,353,840
	International Business Machines Corp.	7,200	1,104,624
			2,458,464
Materials - 3.15%
†	Compass Minerals International, Inc.	15,000	1,083,750
			1,083,750

	Total Common Stocks (Cost $22,152,848)		25,952,775

			(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED FUND - 4.45%
	* ProShares Short 20+ Year Treasury	70,000	$1,530,900

	Total Exchange-Traded Fund (Cost $1,599,451)		1,530,900

SHORT-TERM INVESTMENT - 19.57%
	§ Money Market Fiduciary Portfolio, 0.01%	6,733,902	6,733,902

	Total Short-Term Investment (Cost $6,733,902)		6,733,902

Total Value of Investments (Cost $30,486,201) (a) - 99.44%			$34,217,577

Options Written (Premiums Received $193,100) (a) - (0.23)%			(79,935)

Other Assets Less Liabilities - 0.79%			272,614

	Net Assets - 100%		$34,410,256

§	Represents 7 day effective yield
*	Non-income producing investment
†	All or a portion of this security is held as collateral for options written.
µ	American Depositary Receipt

The following acronym or abbreviation is used in this portfolio:
	NV - Netherlands security

			(Continued)

The Hillman Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of December 31, 2017
		Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

OPTIONS WRITTEN - 0.23%

PUT OPTIONS WRITTEN - 0.23%
*	Bristol-Myers Squibb, Inc.	190	$60.00	1/19/2018	17,860
*	Microsoft Corp.	150	8.25	1/19/2018	4,275
*	Nordstrom, Inc.	300	45.00	1/19/2018	16,650
*	Office Depot, Inc.	625	3.50	1/19/2018	7,812
*	Qualcomm, Inc.	175	65.00	1/19/2018	28,088
*	Stericycle, Inc.	175	65.00	1/19/2018	5,250

	Total Put Options Written (Premiums Received $193,100)				79,935

Total Options Written (Premiums Received $193,100)					$79,935

(a)   Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$4,614,564
Aggregate gross unrealized depreciation					(770,023)

	Net unrealized appreciation				$3,844,541

	Summary of Investments
		% of Net
	by Sector	Assets		Value
	Consumer Discretionary	19.59%		$6,741,421
	Consumer Staples	13.51%		4,647,464
	Energy	3.10%		1,068,000
	Financials	6.68%		2,299,944
	Health Care	15.56%		5,352,312
	Industrials	6.69%		2,301,420
	Information Technology	7.14%		2,458,464
	Materials	3.15%		1,083,750
	Exchange-Traded Fund	4.45%		1,530,900
	Short-Term Investment	19.57%		6,733,902
	Put Options Written	-0.23%		(79,935)
	Other Assets Less Liabilities	0.79%		272,614
	Total Net Assets	100.00%		$34,410,256

					(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$25,952,775	$25,952,775	$-	$-
Exchange-Traded Fund	1,530,900	1,530,900	-	-
Short-Term Investment	6,733,902	6,733,902	-	-
Total Assets	$34,217,577	$34,217,577	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Put Options Written	$79,935	$-	79,935	$-
Total Liabilities	$79,935	$-	79,935	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 26, 2018	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 26, 2018	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson, III
Date: February 26, 2018	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust